UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06669

Name of Fund: BlackRock Fundamental Growth Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Fundamental Growth
Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,
NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

BlackRock Fundamental Growth Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Aerospace & Defense - 2.3%	Honeywell International, Inc.	1,189,600	$ 33,142,256
	Northrop Grumman Corp.	581,400	23,808,330
			56,950,586
Air Freight & Logistics - 1.2%	Expeditors International Washington, Inc.	907,200	30,327,696
Beverages - 4.6%	The Coca-Cola Co.	1,750,000	82,022,500
	PepsiCo, Inc.	530,000	30,051,000
			112,073,500
Biotechnology - 5.6%	Celgene Corp. (a)	964,800	50,266,080
	Genzyme Corp. (a)	621,500	39,788,430
	Gilead Sciences, Inc. (a)	1,082,100	48,467,259
			138,521,769
Capital Markets - 0.4%	Janus Capital Group, Inc.	1,230,700	10,030,205
Chemicals - 0.9%	Ecolab, Inc.	558,700	21,448,493
Commercial Banks - 1.0%	Wells Fargo & Co.	832,400	24,048,036
Commercial Services & Supplies - 0.9%	Waste Management, Inc.	787,000	22,980,400
Communications Equipment - 7.9%	Cisco Systems, Inc. (a)	5,513,000	91,185,020
	QUALCOMM, Inc.	3,038,600	102,005,802
			193,190,822
Computers & Peripherals - 3.6%	Apple, Inc. (a)	609,400	56,473,098
	Hewlett-Packard Co.	906,800	31,991,904
			88,465,002
Construction & Engineering - 0.5%	Fluor Corp.	257,300	11,717,442
Diversified Consumer Services - 2.7%	Apollo Group, Inc. Class A (a)	861,400	66,189,976
Diversified Financial Services - 1.6%	CME Group, Inc.	50,700	10,745,865
	JPMorgan Chase & Co.	896,351	28,378,473
			39,124,338
Diversified Telecommunication	AT&T Inc.	508,900	14,534,184
Services - 0.6%
Electric Utilities - 1.5%	Exelon Corp.	662,800	37,255,988
Energy Equipment & Services - 2.9%	Cameron International Corp. (a)	129,096	2,723,925
	Schlumberger Ltd.	1,127,700	57,219,498
	Transocean, Inc. (a)	175,383	11,729,615
			71,673,038
Food & Staples Retailing - 7.8%	CVS Caremark Corp.	952,200	27,547,146
	The Kroger Co.	636,900	17,616,654
	Safeway, Inc.	812,200	17,705,960
	Wal-Mart Stores, Inc.	2,297,800	128,401,064
			191,270,824
Health Care Equipment & Supplies - 2.8%	C.R. Bard, Inc.	201,800	16,553,654
	Dentsply International, Inc.	677,300	17,663,984
	Medtronic, Inc.	1,125,000	34,335,000
			68,552,638
Health Care Providers & Services - 4.0%	Henry Schein, Inc. (a)	852,600	30,463,398
	Medco Health Solutions, Inc. (a)	1,163,100	48,850,200
	UnitedHealth Group, Inc.	872,800	18,337,528
			97,651,126
Hotels, Restaurants & Leisure - 2.5%	Burger King Holdings, Inc.	1,171,700	25,203,267
	McDonald's Corp.	611,700	35,937,375
			61,140,642

BlackRock Fundamental Growth Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Household Products - 1.9%	Clorox Co.	315,300	$ 18,653,148
	The Procter & Gamble Co.	446,300	28,719,405
			47,372,553
Insurance - 1.1%	The Travelers Cos., Inc.	630,600	27,525,690
Internet & Catalog Retail - 0.5%	Amazon.com, Inc. (a)	295,600	12,622,120
Internet Software & Services - 2.6%	Google, Inc. Class A (a)	216,300	63,367,248
Life Sciences Tools & Services - 1.6%	Thermo Fisher Scientific, Inc. (a)	1,111,600	39,661,888
Machinery - 3.8%	Cummins, Inc.	913,100	23,357,098
	Danaher Corp.	1,253,900	69,766,996
			93,124,094
Metals & Mining - 1.8%	Agnico-Eagle Mines Ltd.	798,300	30,063,978
	Freeport-McMoRan Copper & Gold, Inc. Class B	595,800	14,293,242
			44,357,220
Multiline Retail - 1.8%	Kohl's Corp. (a)	1,389,500	45,381,070
Oil, Gas & Consumable Fuels - 5.1%	EOG Resources, Inc.	789,900	67,157,298
	Exxon Mobil Corp.	535,900	42,952,385
	Massey Energy Co.	998,700	15,599,694
			125,709,377
Pharmaceuticals - 6.2%	Abbott Laboratories	1,305,400	68,389,906
	Bristol-Myers Squibb Co.	1,418,900	29,371,230
	Johnson & Johnson	927,000	54,303,660
			152,064,796
Semiconductors & Semiconductor	Broadcom Corp. Class A (a)	1,222,500	18,716,475
Equipment - 2.4%	Lam Research Corp. (a)	613,200	12,386,640
	PMC-Sierra, Inc. (a)	6,667,500	26,736,675
			57,839,790
Software - 9.1%	Activision Blizzard, Inc. (a)	3,871,900	45,301,230
	Adobe Systems, Inc. (a)	2,079,900	48,170,484
	Check Point Software Technologies Ltd. (a)	1,425,200	29,373,372
	Microsoft Corp.	3,518,100	71,135,982
	Oracle Corp. (a)(b)	816,100	13,131,049
	Salesforce.com, Inc. (a)	562,200	16,090,164
			223,202,281
Specialty Retail - 1.0%	Ross Stores, Inc.	974,500	25,824,250
Tobacco - 2.7%	Philip Morris International, Inc.	1,589,600	67,017,536
Wireless Telecommunication Services -	American Tower Corp. Class A (a)	1,843,100	50,206,044
2.0%
	Total Long-Term Investments
	(Cost - $2,679,666,986) - 98.9%		2,432,422,662
		Beneficial
		Interest
	Short-Term Securities	(000)
	BlackRock Liquidity Series, LLC
	Cash Sweep Series, 1.64% (c)(d)	$ 55,674	55,674,392
	BlackRock Liquidity Series, LLC
	Money Market Series, 1.83% (c)(d)(e)	14,828	14,827,950
	Total Short-Term Securities
	(Cost - $70,502,342) - 2.8%		70,502,342

BlackRock Fundamental Growth Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Value
Total Investments (Cost - $2,750,169,328*) - 101.7%	$ 2,502,925,004
Liabilities in Excess of Other Assets - (1.7)%	(43,022,556)
Net Assets - 100.0%	$ 2,459,902,448

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008,

as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 2,755,147,782
Gross unrealized appreciation	$ 84,655,661
Gross unrealized depreciation	(336,878,439)
Net unrealized depreciation	$ (252,222,778)

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income
BlackRock Liquidity Series, LLC Cash Sweep Series	$ (61,047,951)	$ 458,988
BlackRock Liquidity Series, LLC Money Market Series	$ (351,188,350)	$ 139,733
(d) Represents the current yield as of report date.
(e) Security was purchased with the cash proceeds from securities loans.

• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-
classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-
classification for reporting ease.

BlackRock Fundamental Growth Fund, Inc.

Schedule of Investments November 30, 2008 (Unaudited)

• Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Fund's investments:

	Valuation	Investments in
	Inputs	Securities
Level 1		$ 2,432,422,662
Level 2		70,502,342
Level 3		-
Total		$ 2,502,925,004

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Fundamental Growth Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Fundamental Growth Fund, Inc.

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Fundamental Growth Fund, Inc.

Date: January 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Fundamental Growth Fund, Inc.

Date: January 20, 2009